                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1993

A Portfolio of Federated Total Return Series, Inc.

11TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2004	2003	2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.23	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	0.14	(0.02)	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.07	0.60	0.57	0.24

Less Distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.23)	(0.47)	(0.63)	(0.17)

Net Asset Value, End of Period	$10.59	$10.75	$10.62	$10.68

Total Return[2]	0.65%	5.69%	5.58%	2.29%

Ratios to Average Net Assets:

Expenses	0.92%[3]	0.87%	0.85%	0.85%[3]

Net investment income	4.15%[3]	4.20%	5.69%	5.82%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.21%	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$62,332	$94,713	$60,728	$7,302

Portfolio turnover	31%	60%	74%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended
	5/31/2004	2003	2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.20	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.15)	0.13	(0.02)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.54	0.52	0.31

Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.21)	(0.41)	(0.58)	(0.18)

Net Asset Value, End of Period	$10.59	$10.75	$10.62	$10.68

Total Return[2]	0.40%	5.16%	5.05%	2.90%

Ratios to Average Net Assets:

Expenses	1.42%[3]	1.37%	1.35%	1.35%[3]

Net investment income	3.68%[3]	3.70%	5.15%	5.13%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.21%	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$63,059	$71,646	$52,396	$12,877

Portfolio turnover	31%	60%	74%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited	Year Ended November 30,		Period Ended
	5/31/2004	2003	2002	11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.20	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.15)	0.13	(0.02)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.54	0.52	0.30

Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.21)	(0.41)	(0.58)	(0.18)

Net Asset Value, End of Period	$10.59	$10.75	$10.62	$10.68

Total Return[2]	0.40%	5.16%	5.05%	2.82%

Ratios to Average Net Assets:

Expenses	1.39%[3]	1.37%	1.35%	1.35%[3]

Net investment income	3.73%[3]	3.64%	5.15%	5.07%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.21%	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$57,965	$32,714	$14,287	$3,887

Portfolio turnover	31%	60%	74%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.21	0.28
Net realized and unrealized loss on investments and foreign currency transactions	(0.15)	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.26

Less Distributions:
Distributions from net investment income	(0.22)	(0.27)

Net Asset Value, End of Period	$10.59	$10.75

Total Return[2]	0.52%	2.39%

Ratios to Average Net Assets:

Expenses	1.11%[3]	1.10%[3]

Net investment income	4.04%[3]	4.22%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.21%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$26,672	$13,849

Portfolio turnover	31%	60%[5]

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--32.5%
		Basic Industry - Chemicals--0.1%
$400,000		PPG Industries, Inc., Note, 6.750%, 8/15/2004	$404,328
300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	324,567

		TOTAL	728,895

		Basic Industry - Metals & Mining--0.9%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,130,280
1,759,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,940,124
1,000,000		Inco Ltd., 5.700%, 10/15/2015	991,280
4,760,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,773,756
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,523,886

		TOTAL	11,359,326

		Basic Industry - Paper--0.9%
830,000		International Paper Co., 5.500%, 1/15/2014	813,790
2,250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,638,125
380,000		Westvaco Corp., 7.650%, 3/15/2027	429,696
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,356,550
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,041,108
700,000		Weyerhaeuser Co., Note, 5.500%, 3/15/2005	717,269

		TOTAL	10,996,538

		Capital Goods - Aerospace & Defense--0.3%
1,400,000		Raytheon Co., Deb., 7.200%, 8/15/2027	1,504,874
2,425,000	[1]	Raytheon Co., Note, 6.750%, 8/15/2007	2,631,925

		TOTAL	4,136,799

		Capital Goods -- Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.75%, 3/15/2006	2,641,323
200,000		Vulcan Materials Co., 6.000%, 4/1/2009	211,804

		TOTAL	2,853,127

		Capital Goods - Construction Machinery--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	67,260
100,000		Ingersoll-Rand Co., Note, 6.510%, 12/1/2004	102,190

		TOTAL	169,450

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.4%
$500,000	[1]	Honeywell International, Inc., Bond, 6.125%, 11/1/2011	$532,825
2,000,000	[2]	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	1,871,340
1,600,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,682,096
1,000,000	[1]	Tyco International Group, Note, 5.800%, 8/1/2006	1,046,320

		TOTAL	5,132,581

		Capital Goods - Environmental--0.5%
1,000,000		Republic Services, Inc., 7.125%, 5/15/2009	1,114,460
400,000		Waste Management Inc., Sr. Note, 7.000%, 10/1/2004	406,772
1,300,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	1,431,586
1,000,000	[1]	Waste Management, Inc., 7.375%, 8/1/2010	1,123,480
2,048,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,289,377

		TOTAL	6,365,675

		Communications - Media & Cable--1.6%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,970,283
4,200,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.300%, 10/15/2006	4,592,700
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,268,237
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,890,035
2,480,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,799,697
2,000,000		Cox Communications, Inc., Unsecd. Note, 5.500%, 10/1/2015	1,911,640
3,150,000		Grupo Televisa S.A., Note, 8.000%, 9/13/2011	3,378,375

		TOTAL	19,810,967

		Communications - Media Non-Cable--0.8%
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,175,380
500,000		New York Times Co., Unsecd. Note, 7.625%, 3/15/2005	521,125
300,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	352,149
200,000		News America Holdings, Inc., Sr. Note, 8.500%, 2/15/2005	208,878
2,160,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,299,298
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,926,143

		TOTAL	9,482,973

		Communications - Telecom Wireless--0.6%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	610,755
3,200,000	[1]	AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	3,443,296
2,834,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,322,865

		TOTAL	7,376,916

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--2.2%
$250,000		360 Communications, Sr. Note, 7.500%, 3/1/2006	$269,305
410,000		CenturyTel, Inc., 8.375%, 10/15/2010	469,261
900,000		Citizens Communications Co., 9.000%, 8/15/2031	847,548
2,100,000		Citizens Communications Co., Note, 8.500%, 5/15/2006	2,240,784
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	105,161
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	975,520
320,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	334,957
350,000		GTE South, Inc., Bond, 6.125%, 6/15/2007	373,184
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	106,470
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	106,624
500,000		New York Telephone Co., Deb., 6.000%, 4/15/2008	534,845
200,000		Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026	210,768
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,328,150
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	3,543,240
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,940,250
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,160,326
500,000		Verizon Global Funding, Note, 7.250%, 12/1/2010	559,340

		TOTAL	27,105,733

		Consumer Cyclical - Automotive--3.6%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,874,087
100,000		Ford Holdings, Inc., Deb., 9.300%, 3/1/2030	109,152
200,000		Ford Motor Co., Deb., 6.500%, 8/1/2018	185,080
200,000		Ford Motor Co., Deb., 8.900%, 1/15/2032	214,886
3,475,000		Ford Motor Co., Unsecd. Note, 7.450%, 7/16/2031	3,315,463
1,000,000		Ford Motor Credit Co., 7.000%, 10/1/2013	1,006,440
250,000		Ford Motor Credit Co., Note, 6.200%, 1/23/2008	257,125
12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	12,591,600
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	212,126
400,000		Ford Motor Credit Co., Sr. Note, 5.800%, 1/12/2009	401,112
500,000		Ford Motor Credit Co., Unsecd. Note, 6.750%, 5/15/2005	518,130
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	210,658
1,100,000		General Motors Acceptance Corp., 4.500%, 7/15/2006	1,118,227
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	5,224,450
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	$2,024,000
1,000,000		General Motors Acceptance Corp., 7.500%, 7/15/2005	1,051,830
2,400,000		General Motors Acceptance Corp., 8.000%, 11/1/2031	2,425,560
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	418,568
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	194,670
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	10,485,708
100,000		General Motors Acceptance Corp., Note, 7.750%, 1/19/2010	108,302
100,000		General Motors Acceptance Corp., Sr. Note, Series SMN, 5.750%, 10/15/2008	99,505

		TOTAL	44,046,679

		Consumer Cyclical - Entertainment--0.7%
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,161,360
3,400,000		Carnival Corp., 3.750%, 11/15/2007	3,354,406
230,000	[2]	International Speedway Corp., 4.200%, 4/15/2009	225,874
1,170,000	[2]	International Speedway Corp., 5.400%, 4/15/2014	1,147,454
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,371,612

		TOTAL	8,260,706

		Consumer Cyclical - Retailers--0.5%
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,285,032
650,000		Target Corp., 5.400%, 10/1/2008	683,072
1,325,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	1,479,919
3,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	2,917,590

		TOTAL	6,365,613

		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,378,187

		Consumer Non-Cyclical - Consumer Products--0.3%
3,000,000		Alberto-Culver Co., Unsecd. Note, 8.250%, 11/1/2005	3,230,220

		Consumer Non-Cyclical - Food/Beverage--0.7%
850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	845,325
1,200,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,178,928
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,022,760
1,500,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	1,539,810
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	183,628
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	247,666

		TOTAL	8,018,117

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Healthcare--0.1%
$1,500,000		UnitedHealth Group, Inc., 7.500%, 11/15/2005	$1,607,940

		Consumer Non-Cyclical - Pharmaceuticals--0.3%
1,040,000		AstraZeneca PLC, 5.400%, 6/1/2014	1,056,453
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	440,964
50,000	[1]	Merck & Co., Inc., Note, 5.250%, 7/1/2006	52,323
100,000		Merck & Co., Inc., Sr. Deb., 6.400%, 3/1/2028	105,068
1,430,000		Wyeth, 6.500%, 2/1/2034	1,360,488

		TOTAL	3,015,296

		Consumer Non-Cyclical - Supermarkets--0.1%
1,000,000	[1]	Kroger Co., Company Guarantee, 7.450%, 3/1/2008	1,117,570

		Consumer Non-Cyclical - Tobacco--0.2%
885,000	[1]	Altria Group, Inc., 5.625%, 11/4/2008	870,167
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	922,437

		TOTAL	1,792,604

		Energy - Independent--0.8%
750,000		Anadarko Petroleum Corp., Unsecd. Note, 7.000%, 10/15/2006	816,427
2,300,000		Devon Financing Corp., 7.875%, 9/30/2031	2,646,403
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,083,330
1,650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,905,750
300,000		Questar Corp., Series MTNB, 6.570%, 9/26/2011	313,812
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	158,044
2,300,000	[2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,233,461

		TOTAL	9,157,227

		Energy - Integrated--1.7%
100,000		BP PLC, Deb., 8.750%, 3/1/2032	134,645
50,000		ChevronTexaco Corp., 5.700%, 12/1/2008	52,164
4,150,000	[1]	Conoco, Inc., 7.250%, 10/15/2031	4,691,409
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,562,118
4,418,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	5,007,847
4,000,000		Petro-Canada, Bond, 5.350%, 7/15/2033	3,465,320
1,200,000	[2]	Statoil ASA, 5.125%, 4/30/2014	1,183,368

		TOTAL	21,096,871

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.4%
$4,100,000		Valero Energy Corp., 7.500%, 4/15/2032	$4,534,395

		Financial Institution - Banking--4.7%
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,127,807
1,100,000		Bank One Corp., Note, 6.000%, 8/1/2008	1,175,295
500,000		Bank One Corp., Note, 7.600%, 5/1/2007	552,280
875,000		Bank of America Corp., 3.875%, 1/15/2008	877,879
400,000	[1]	Bank of America Corp., Sub. Note, 6.375%, 2/15/2008	431,248
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	54,151
366,000		Chase Manhattan Corp., 7.250%, 6/1/2007	401,820
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	273,672
775,000		Citicorp, Sub. Note, 7.000%, 7/1/2007	852,151
50,000		Citicorp, Sub. Note, Series F, 6.375%, 11/15/2008	54,098
50,000		Citigroup Global Markets Holdings, Inc., Note, 6.500%, 2/15/2008	54,333
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	106,054
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,561,169
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	157,522
1,000,000		Credit Suisse First Boston USA, Inc., Note, 6.500%, 1/15/2012	1,070,360
4,000,000		Crestar Financial Corp., Sub. Note, 8.750%, 11/15/2004	4,131,680
400,000		Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005	423,104
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,665,383
970,000		Fleet National Bank, Series BKNT, 5.750%, 1/15/2009	1,027,036
500,000		Household Finance Corp., 6.400%, 6/17/2008	540,165
4,000,000	[1]	Household Finance Corp., 7.000%, 5/15/2012	4,435,680
2,750,000		Household Finance Corp., Note, 6.750%, 5/15/2011	3,007,537
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	539,980
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	151,937
500,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	528,910
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,083,260
200,000		J.P. Morgan Chase & Co., Sub. Note, 6.000%, 2/15/2009	213,002
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	105,323
275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	285,453
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	1,900,700
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	3,062,907
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,405,930
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,449,029	[2]	Regional Diversified Funding, 9.250%, 3/15/2030	$1,628,809
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	322,497
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	335,604
500,000		SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008	541,570
470,000	[2]	Swedbank, Sub., 7.500%, 11/29/2049	510,871
100,000	[1]	U.S. Bancorp, Sub. Note, 8.000%, 7/2/2004	100,614
500,000		U.S. Bank N.A., Sub. Note, 5.700%, 12/15/2008	528,975
1,700,000		Union Planters Corp., 4.375%, 12/1/2010	1,658,112
300,000		Wachovia Corp., Note, 7.550%, 8/18/2005	318,285
395,000		Wachovia Corp., Sub. Note, 6.400%, 4/1/2008	427,038
4,730,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	5,257,915
4,000,000		Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	4,238,600
150,000		Washington Mutual Inc., Sub. Note, 7.875%, 9/1/2004	152,187
500,000		Wells Fargo Financial, Inc., 5.625%, 2/3/2009	529,660

		TOTAL	56,808,563

		Financial Institution - Brokerage--1.5%
2,300,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	2,388,987
100,000	[1]	Bear Stearns Cos., Inc., Note, 6.625%, 10/1/2004	101,615
200,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	218,186
500,000	[1]	Citigroup Global Markets Inc., Note, 6.875%, 6/15/2005	521,760
2,645,000	[2]	FMR Corp., Bond, 7.570%, 6/15/2029	3,068,121
750,000		Franklin Resources, Inc., 3.700%, 4/15/2008	737,333
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,359,825
100,000		Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	110,013
1,000,000		Goldman Sachs Group, Inc., Sr. Unsub., 6.650%, 5/15/2009	1,091,610
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,416,162
530,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 1/18/2012	576,942
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	106,402
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	451,228
250,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	305,243
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	355,667
1,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.000%, 2/17/2009	1,064,200
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	245,823
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	582,918
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,409,593

		TOTAL	18,111,628

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution -- Finance Non-captive--1.0%
$50,000		CIT Group, Inc., Note, 7.250%, 8/15/2005	$52,887
50,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	53,084
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	121,665
100,000	[1]	CIT Group, Inc., Sr. Note, 7.125%, 10/15/2004	102,067
3,850,000	[1]	Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,135,324
50,000		General Electric Capital Corp., 5.350%, 3/30/2006	52,323
250,000		General Electric Capital Corp., Note, Series MTNA, 4.625%, 9/15/2009	251,558
2,500,000	[1]	General Electric Co., Note, 5.000%, 2/1/2013	2,454,800
505,000		International Lease Finance Corp., Note, Series MTNN, 5.320%, 12/9/2007	526,801
2,050,000		MBNA Corp., 7.500%, 3/15/2012	2,326,443
1,500,000		SLM Corp., 5.625%, 4/10/2007	1,583,205
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	843,974

		TOTAL	12,504,131

		Financial Institution - Insurance - Life--0.8%
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,397,256
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	659,073
360,000	[2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	374,954
100,000		MetLife, Inc., Sr. Note, 6.125%, 12/1/2011	106,566
3,000,000	[2]	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,083,760
400,000		Principal Financial Group, 6.125%, 10/15/2033	386,964
150,000		Prudential Financial, Inc., 5.750%, 7/15/2033	137,826
1,000,000	[2]	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,065,910

		TOTAL	10,212,309

		Financial Institution - Insurance -- P&C--1.0%
400,000		Allstate Corp., Sr. Note, 7.875%, 5/1/2005	420,276
1,600,000	[2]	Liberty Mutual Group, Unsecd. Note, 7.000%, 3/15/2034	1,546,768
6,000,000	[2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,931,960
500,000	[1]	Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	523,905
950,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,063,392
1,000,000	[2]	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	1,002,060
1,550,000		Travelers Property Casualty Corp., Sr. Note, 5.000%, 3/15/2013	1,499,362
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	274,348

		TOTAL	12,262,071

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution -- REITS--0.2%
$2,300,000		EOP Operating LP, 8.375%, 3/15/2006	$2,509,599

		Foreign-Local-Government--0.5%
3,900,000		Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011	4,286,295
900,000	[1]	Ontario, Province of, 4.375%, 2/15/2013	863,568
1,000,000	[1]	Quebec, Province of, 5.500%, 4/11/2006	1,044,580

		TOTAL	6,194,443

		Sovereign--0.8%
400,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	3,853,115
3,880,000		KFW-Kredit Wiederaufbau, 2.700%, 3/1/2007	3,815,126
1,500,000	[1]	United Mexican States, 6.625%, 3/3/2015	1,507,500

		TOTAL	9,175,741

		State/Provincial--0.2%
2,600,000		New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006	1,892,185

		Technology--1.1%
2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,272,240
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	4,441,320
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	434,820
500,000		First Data Corp., Sr. Note, 5.625%, 11/1/2011	522,560
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	529,305
500,000		IBM Corp., 4.875%, 10/1/2006	518,705
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,440,870
300,000	[1]	IBM Corp., MTN, 5.400%, 10/1/2008	315,195
350,000		IBM Corp., Note, 5.375%, 2/1/2009	366,772
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	113,196
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,949,375

		TOTAL	13,904,358

		Transportation - Airlines--0.4%
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.920%, 11/18/2010	506,250
1,212,251		Northwest Airlines Corp., 7.935%, 4/1/2019	1,301,654
669,516		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	720,567
1,800,000	[1]	Southwest Airlines Co., 6.500%, 3/1/2012	1,907,262

		TOTAL	4,435,733

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.2%
$1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	$2,081,990

		Transportation - Services--0.4%
3,500,000	[2]	FedEx Corp., Unsecd. Note, 2.650%, 4/1/2007	3,409,805
650,000		Hertz Corp., 8.250%, 6/1/2005	682,955
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	589,551

		TOTAL	4,682,311

		Utility - Electric--1.6%
800,000		Alabama Power Co., 2.800%, 12/1/2006	791,624
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,356,600
3,000,000	[1]	American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	3,168,870
500,000		Baltimore Gas & Electric Co., Unsecd. Note, Series MTNG, 5.780%, 10/1/2008	533,220
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	227,500
500,000		Entergy Louisiana, Inc., 1st Mtg. Bond, 6.500%, 3/1/2008	507,285
939,483		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,000,549
250,000	[2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	259,783
250,000		National Rural Utilities Cooperative Finance Corp., MTN, 5.750%, 12/1/2008	264,258
2,050,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	2,210,413
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,407,100
1,400,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	1,313,032
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	324,864
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,981,720
400,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	401,936
850,000		Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007	926,636

		TOTAL	19,675,390

		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	220,124

		TOTAL CORPORATE BONDS (IDENTIFIED COST $389,266,941)	394,810,981

		ASSET-BACKED SECURITIES--0.2%
		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009	1,590,765

		Home Equity Loan--0.0%
270,074	[2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	273,998

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--0.0%
$398,824		Green Tree Financial Corp. 1999-5, Class B1, 9.200%, 4/1/2031	$26,047

		Rate Reduction Bond--0.0%
368,197		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	384,107

		Structured Product (ABS)--0.1%
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006	748,305

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,200,691)	3,023,222

		GOVERNMENT AGENCIES--8.6%
715,000		Federal Farm Credit System, 9.200%, 8/22/2005	775,561
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	432,189
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 9/22/2009	105,672
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	212,826
535,000		Federal Home Loan Bank System, Bond, Series NV09, 6.500%, 11/13/2009	587,869
140,000		Federal Home Loan Bank System, Bond, Series EA10, 7.625%, 5/14/2010	162,235
100,000		Federal Home Loan Bank System, Bond, Series VB09, 4.125%, 9/22/2009	100,833
1,500,000		Federal Home Loan Bank System, Series HS07, 2.500%, 6/18/2007	1,456,860
6,000,000	[1]	Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005	5,979,180
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	631,794
50,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.500%, 8/24/2016	50,557
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.500%, 3/28/2012	203,324
12,500,000		Federal National Mortgage Association, 3.250%, 1/15/2008	12,296,500
600,000	[1]	Federal National Mortgage Association, 3.875%, 3/15/2005	609,792
1,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	1,944,899
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,562,420
1,500,000	[1]	Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,481,460
1,000,000	[1]	Federal National Mortgage Association, Note, 4.250%, 7/15/2007	1,022,770
1,250,000	[1]	Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,287,675
600,000	[1]	Federal National Mortgage Association, Note, 5.000%, 1/15/2007	627,072
8,000,000	[1]	Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,384,000
38,000,000		Federal National Mortgage Association, Note, 2.500%, 8/11/2006	37,632,540
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.500%, 8/15/2004	1,920,824
70,000		Student Loan Marketing Association, Note, 7.300%, 8/1/2012	80,923
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,063,590

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $105,243,584)	104,613,365

Principal Amount			Value
		GOVERNMENTS/AGENCIES--2.8%
		Sovereign--2.8%
$4,600,000		Austria, Government of, Bond, 5.000%, 1/15/2008	$5,954,747
3,000,000		Canada, Government of, 5.000%, 9/1/2004	2,223,830
205,000		Canada, Government of, Bond, 5.500%, 6/1/2009	159,896
187,000		Canada, Government of, Deb., 6.500%, 6/1/2004	137,630
4,700,000		Germany, Government of, Bond, 4.000%, 2/16/2007	5,907,964
700,000		Germany, Government of, Bond, 5.000%, 1/4/2012	908,550
3,450,000		Italy, Government of, 4.500%, 5/1/2009	4,384,311
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	5,978,983
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	3,803,175
2,900,000		Norway, Government of, Foreign Gov't. Guarantee, 5.750%, 11/30/2004	439,195
3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	466,026
1,500,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	2,740,850
250,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	453,920

		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $27,214,315)	33,559,077

		U.S. TREASURY--8.6%
		U.S. Treasury Bonds--7.0%
36,900,000	[1]	United States Treasury Bond, 12.750%, 11/15/2010	42,406,218
3,700,000	[1]	United States Treasury Bond, 8.125%, 5/15/2021	4,871,272
1,300,000	[1]	United States Treasury Bond, 6.250%, 8/15/2023	1,432,028
1,343,000	[1]	United States Treasury Bond, 6.000%, 2/15/2026	1,439,521
300,000	[1]	United States Treasury Bond, 6.750%, 8/15/2026	350,907
2,200,000	[1]	United States Treasury Bond, 6.500%, 11/15/2026	2,502,500
4,935,000	[1]	United States Treasury Bond, 6.125%, 11/15/2027	5,379,940
8,000,000	[1]	United States Treasury Bond, 5.500%, 8/15/2028	8,061,280
2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	2,158,584
6,000,000	[1]	United States Treasury Bond, 6.250%, 5/15/2030	6,686,280
10,465,000	[1]	United States Treasury Bond, 5.375%, 2/15/2031	10,509,162

		TOTAL	85,797,692

		U.S. Treasury Notes--1.6%
19,000,000		United States Treasury Note, 4.750%, 5/15/2014	19,151,430

		TOTAL U.S. TREASURY (IDENTIFIED COST $104,821,800)	104,949,122

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corp.--0.0%
$643		Federal Home Loan Mortgage Corp., Pool G40281, 6.500%, 7/1/2004	$644

		Federal National Mortgage Assoc.--0.0%
78,831		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	84,570

		Government National Mortgage Assoc.--0.2%
147,140		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	157,991
8,382		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	9,146
32,352		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	34,698
3,846		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	4,130
8,453		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	9,066
3,154		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	3,434
749,856		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	781,261
27,234		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	28,868
42,284		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	44,055
10,266		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	10,677
716,464		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	671,907
384,196		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	408,688

		TOTAL	2,163,921

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,180,556)	2,249,135

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
		Federal Home Loan Mortgage Corp.--0.0%
659,825		Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.000%, 4/15/2023	684,423

		Federal National Mortgage Assoc.--0.0%
84,838		Federal National Mortgage Association, Series 1988-16, Class B, 9.500%, 6/25/2018	92,373
28,159		Federal National Mortgage Association, Series 1989-35, Class G, 9.500%, 7/25/2019	30,196

		TOTAL	122,569

		Non-Agency Mortgage--0.0%
62,036	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.59421%, 1/28/2025	47,554

		Structured Product (ABS)--0.9%
10,676,829		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.850%, 9/13/2045	10,454,217

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,545,494)	11,308,763

Shares or Principal Amount			Value
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, Quarterly Dividend (IDENTIFIED COST $1,003,086)	$1,086,750

		MUNICIPALS--0.1%
		Consumer Cyclical - Services--0.1%
$725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $766,355)	818,561

		MUTUAL FUNDS--51.7%[3]
1,912,585		Emerging Markets Fixed Income Core Fund	26,864,026
16,947,340		High Yield Bond Portfolio	114,564,013
38,763,159		Mortgage Core Portfolio	386,856,331
26,351,033		Prime Value Obligations Fund, IS Shares	26,351,033
74,631,058		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	74,631,058

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $629,153,641)	629,266,461

		TOTAL INVESTMENTS--105.7% (IDENTIFIED COST $1,274,396,463)[4]	1,285,685,437

		OTHER ASSETS AND LIABILITIES -- NET--(5.7)%	(69,830,233)

		TOTAL NET ASSETS--100%	$1,215,855,204

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $28,865,850 which represents 2.4% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,274,396,463.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ABS	--Asset-Backed Securities
MTN	--Medium Term Note
REITS	--Real Estate Investment Trust Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $629,266,461 of investments in affiliated issuers (Note 5) and $72,297,841 of securities loaned (identified cost $1,274,396,463)		$1,285,685,437
Cash denominated in foreign currency (identified cost $1,449,893)		1,460,517
Income receivable		8,173,466
Receivable for investments sold		24,548,564
Receivable for shares sold		1,758,586
Prepaid expenses		186,202

TOTAL ASSETS		1,321,812,772

Liabilities:
Payable for investments purchased	$24,382,257
Payable for shares redeemed	3,199,782
Payable to bank	916,119
Income distribution payable	2,563,552
Payable for collateral due to broker	74,631,058
Payable for distribution service fee (Note 5)	122,568
Payable for shareholder service fee (Note 5)	142,232

TOTAL LIABILITIES		105,957,568

Net assets for 114,788,354 shares outstanding		$1,215,855,204

Net Assets Consist of:
Paid-in capital		$1,207,675,252
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		11,300,614
Accumulated net realized loss on investments and foreign currency transactions		(3,171,050)
Undistributed net investment income		50,388

TOTAL NET ASSETS		$1,215,855,204

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($518,676,068 ÷ 48,969,025 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share	$10.59

Institutional Service Shares:
Net asset value per share ($487,151,247 ÷ 45,987,181 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share	$10.59

Class A Shares:
Net asset value per share ($62,332,366 ÷ 5,888,745 shares outstanding)	$10.59

Offering price per share (100/95.50 of $10.59)[1]	$11.09

Redemption proceeds per share	$10.59

Class B Shares:
Net asset value per share ($63,059,008 ÷ 5,953,362 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share (94.50/100 of $10.59)[1]	$10.01

Class C Shares:
Net asset value per share ($57,964,511 ÷ 5,472,264 shares outstanding)	$10.59

Offering price per share (100/99.00 of $10.59)[1]	$10.70

Redemption proceeds per share (99.00/100 of $10.59)[1]	$10.48

Class K Shares:
Net asset value per share ($26,672,004 ÷ 2,517,777 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share	$10.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including income received from affiliated issuers of $14,453,889) (Note 5)		$14,453,889
Income allocated from partnership (Note 5)		1,095,688
Interest (including income on securities loaned of $39,557)		16,187,482

TOTAL INCOME		31,737,059

Expenses:
Investment adviser fee (Note 5)	$2,487,269
Administrative personnel and services fee (Note 5)	496,832
Custodian fees	35,004
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	112,201
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares (Note 5)	110,565
Transfer and dividend disbursing agent fees and expenses-- Class A Shares (Note 5)	36,322
Transfer and dividend disbursing agent fees and expenses-- Class B Shares (Note 5)	33,544
Transfer and dividend disbursing agent fees and expenses-- Class C Shares (Note 5)	21,431
Transfer and dividend disbursing agent fees and expenses-- Class K Shares (Note 5)	31,336
Directors'/Trustees' fees	5,371
Auditing fees	7,914
Legal fees	3,167
Portfolio accounting fees (Note 5)	101,701
Distribution services fee--Institutional Service Shares (Note 5)	614,566
Distribution services fee--Class A Shares (Note 5)	85,484
Distribution services fee--Class B Shares (Note 5)	255,638
Distribution services fee--Class C Shares (Note 5)	218,269
Distribution services fee--Class K Shares (Note 5)	54,166
Shareholder services fee--Institutional Shares (Note 5)	669,441
Shareholder services fee--Institutional Service Shares (Note 5)	614,566
Shareholder services fee--Class A Shares (Note 5)	85,484
Shareholder services fee--Class B Shares (Note 5)	85,212
Shareholder services fee--Class C Shares (Note 5)	72,756
Share registration costs	91,099

Statement of Operations-continued

Expenses--continued:
Printing and postage		$43,262
Insurance premiums		7,484
Taxes		47,295
Miscellaneous		3,472

EXPENSES BEFORE ALLOCATION		6,430,851

Expenses allocated from partnership (Note 5)		6,982

TOTAL EXPENSES		6,437,833

Waivers/Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,301,138)
Waiver of administrative personnel and services fee	(23,008)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(25,589)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(31,020)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(1,917)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(1,905)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(1,720)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(723)
Waiver of distribution services fee--Institutional Service Shares	(491,653)
Waiver of shareholder services fee--Institutional Shares	(669,441)

TOTAL WAIVERS AND REIMBURSEMENT		(2,548,114)

Net expenses			$3,889,719

Net investment income			27,847,340

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $582,770 on sales of investments in affiliated issuers (Note 5))			1,331,131
Net realized gain allocated from partnership			744,205
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(21,052,098)

Net realized and unrealized loss on investments and foreign currency transactions			(18,976,762)

Change in net assets resulting from operations			$8,870,578

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,847,340	$46,022,783
Net realized gain (loss) on investments including allocation from partnership and foreign currency transactions	2,075,336	4,748,084
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(21,052,098)	1,816,471

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,870,578	52,587,338

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,835,647)	(23,708,449)
Institutional Service Shares	(11,051,730)	(16,057,470)
Class A Shares	(1,459,335)	(3,308,045)
Class B Shares	(1,291,040)	(2,584,971)
Class C Shares	(1,107,044)	(959,987)
Class K Shares	(439,614)	(63,122)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,184,410)	(46,682,044)

Share Transactions:
Proceeds from sale of shares	271,863,366	623,887,408
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	6,840,796
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	64,075,774
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	--	1,277,385
Proceeds from shares issued in connection with the taxable transfer of assets from Founders	--	629,074
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Bank	--	16,177,030
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	79,497,244
Net asset value of shares issued to shareholders in payment of distributions declared	13,145,154	22,372,713
Cost of shares redeemed	(294,223,200)	(399,564,861)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	70,282,564	335,695,319

Change in net assets	50,968,732	341,600,613

Net Assets:
Beginning of period	1,164,886,472	823,285,859

End of period (including undistributed net investment income of $50,388 and $387,458, respectively)	$1,215,855,204	$1,164,886,472

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On June 23, 2003, the Fund received a tax-free transfer of assets from the United Trust Bank Fixed-Income Fund A Common Trust and United Trust Bank EB Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
Institutional Shares	620,199	$ 6,840,796	$ 429,746

Institutional Service Shares	5,809,227	$64,075,774	$3,972,294

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,063,163,494	$70,916,570	$1,134,080,064

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Government Securities-Personal Trust Common Trust Fund and a taxable transfer of assets from the Founders Government Securities-Retirement Trust Common Trust Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Service Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
118,058	58,140	$1,277,385	$629,074	$5,743

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,139,809,010	$1,906,459	$1,141,715,469

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Bond Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
1,495,104	$16,177,030	$537,833

Net Assets of Fund Prior to Combination	Net Assets of Riggs Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,126,454,883	$16,177,030	$1,142,631,913

1 Unrealized appreciation is included in the Tax-Free Transfer of Riggs Bond Fund Net Assets Received amount shown above.

On December 18, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
Institutional Service Shares	4,911,638	$50,694,544	$2,097,055

Class C Shares	2,698,226	$28,802,700	$ 298,971

Net Assets of Fund Prior to Combination	Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735	$79,497,244	$1,247,022,979

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding Federated Mortgage Core Portfolio is available upon request.

The Fund may also invest in Federated Core Trust II, (the "Core Trust II"), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from EMCORE. Additional information regarding EMCORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$72,297,841	$74,631,058

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Services Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class K Shares	1,000,000,000
TOTAL	6,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,456,922	$135,177,329	22,560,102	$244,230,985
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Employee Bond Fund	--	--	620,199	6,840,796
Shares issued to shareholders in payment of distributions declared	294,287	3,181,029	568,477	6,145,109
Shares redeemed	(11,151,531)	(120,516,310)	(18,056,517)	(194,521,811)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,599,678	$17,842,048	5,692,261	$62,695,079

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,986,884	$88,897,800	21,411,036	$231,051,666
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Fixed Income Fund A	--	--	5,809,227	64,075,774
Shares issued in connection with the tax-free transfer of assets from Founders Government Securities-Personal Trust	--	--	118,058	1,277,385
Shares issued in connection with the taxable Transfer of assets from Founders Government Securities-Retirement Trust	--	--	58,140	629,074
Shares issued in connection with the tax-free transfer of assets from Riggs Bond Fund	--	--	1,495,104	16,177,030
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	4,911,638	50,694,544	--	--
Shares issued to shareholders in payment of distributions declared	618,497	6,684,765	1,006,402	10,877,698
Shares redeemed	(8,690,786)	(93,960,312)	(12,576,112)	(135,877,771)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,826,233	$52,316,797	17,321,855	$188,210,856

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,768,369	$19,038,148	5,974,269	$64,560,078
Shares issued to shareholders in payment of distributions declared	108,433	1,172,297	258,708	2,795,022
Shares redeemed	(4,797,042)	(52,045,596)	(3,141,326)	(33,901,279)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,920,240)	$(31,835,151)	3,091,651	$33,453,821

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	422,549	$4,574,307	3,468,482	$37,554,448
Shares issued to shareholders in payment of distributions declared	86,883	939,350	171,604	1,854,378
Shares redeemed	(1,219,885)	(13,187,430)	(1,909,180)	(20,514,400)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(710,453)	$(7,673,773)	1,730,906	$18,894,426

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	725,269	$8,215,288	2,975,647	$32,309,877
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	2,698,226	28,802,700	--	--
Shares issued to shareholders in payment of distributions declared	67,527	729,892	58,988	637,389
Shares redeemed	(1,061,434)	(11,483,755)	(1,336,995)	(14,362,203)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,429,588	$26,264,125	1,697,640	$18,585,063

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,470,656	$15,960,494	1,318,135	$14,180,354
Shares issued to shareholders in payment of distributions declared	40,559	437,821	5,871	63,117
Shares redeemed	(281,365)	(3,029,797)	(36,079)	(387,397)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,229,850	$13,368,518	1,287,927	$13,856,074

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,454,656	$70,282,564	30,822,240	$335,695,319

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $1,274,396,463. The net unrealized appreciation of investments for federal tax purposes was $11,288,974. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,233,809 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,944,835.

At November 30, 2003, the Fund had a capital loss carryforward of $4,064,021 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Federated Mortgage Core Portfolio	$9,415,568

High-Yield Bond Portfolio	$4,776,422

Emerging Markets Fixed Income Core Fund	$1,095,688

Prime Value Obligations Fund	$261,899

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $10,999 in sales charges from the sale of Class A Shares. FSC also retained $941 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $16,705, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$265,091,223

Sales	$379,304,652

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28555 (7/04)

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

11TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,			Period Ended	Year Ended September 30,
	5/31/2004	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90
Income From Investment Operations:
Net investment income	0.26	0.52	0.64	0.67	0.12	0.69	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	0.13	(0.02)	0.43	0.09	(0.01)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.10	0.65	0.62	1.10	0.21	0.68	(0.07)

Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.63)	(0.67)	(0.12)	(0.69)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--	--	(0.01)	(0.02)

TOTAL DISTRIBUTIONS	(0.26)	(0.52)	(0.68)	(0.67)	(0.12)	(0.70)	(0.65)

Net Asset Value, End of Period	$10.59	$10.75	$10.62	$10.68	$10.25	$10.16	$10.18

Total Return[2]	0.90%	6.21%	6.10%	10.99%	2.03%	6.96%	(0.63)%

Ratios to Average Net Assets:

Expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%[3]	0.35%	0.35%

Net investment income	4.74%[3]	4.73%	6.10%	6.32%	6.89%[3]	6.85%	6.10%

Expense waiver/reimbursement[4]	0.46%[3]	0.46%	0.48%	0.48%	0.50%[3]	0.48%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$518,676	$509,354	$442,668	$347,242	$233,016	$203,864	$145,428

Portfolio turnover	31%	60%	74%	68%	9%	49%	97%

1 The Fund changed its fiscal year end from September 30 to November 30.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,			Period Ended	Year Ended September 30,
	5/31/2004	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90
Income From Investment Operations:
Net investment income	0.24	0.48	0.61	0.64	0.11	0.66	0.60
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	0.14	(0.02)	0.43	0.09	(0.01)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.62	0.59	1.07	0.20	0.65	(0.10)

Less Distributions:
Distributions from net investment income	(0.24)	(0.49)	(0.60)	(0.64)	(0.11)	(0.66)	(0.60)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--	--	(0.01)	(0.02)

TOTAL DISTRIBUTIONS	(0.24)	(0.49)	(0.65)	(0.64)	(0.11)	(0.67)	(0.62)

Net Asset Value, End of Period	$10.59	$10.75	$10.62	$10.68	$10.25	$10.16	$10.18

Total Return[2]	0.75%	5.90%	5.79%	10.66%	1.98%	6.64%	(0.93)%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.66%	0.65%	0.65%[3]	0.65%	0.65%

Net investment income	4.45%[3]	4.41%	5.80%	5.99%	6.58%[3]	6.64%	5.80%

Expense waiver/reimbursement[4]	0.42%[3]	0.42%	0.43%	0.43%	0.45%[3]	0.43%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$487,151	$442,611	$253,207	$190,476	$82,682	$75,687	$21,376

Portfolio turnover	31%	60%	74%	68%	9%	49%	97%

1 The Fund changed its fiscal year end from September 30 to November 30.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--32.5%
		Basic Industry - Chemicals--0.1%
$400,000		PPG Industries, Inc., Note, 6.750%, 8/15/2004	$404,328
300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	324,567

		TOTAL	728,895

		Basic Industry - Metals & Mining--0.9%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,130,280
1,759,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,940,124
1,000,000		Inco Ltd., 5.700%, 10/15/2015	991,280
4,760,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,773,756
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,523,886

		TOTAL	11,359,326

		Basic Industry - Paper--0.9%
830,000		International Paper Co., 5.500%, 1/15/2014	813,790
2,250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,638,125
380,000		Westvaco Corp., 7.650%, 3/15/2027	429,696
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,356,550
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,041,108
700,000		Weyerhaeuser Co., Note, 5.500%, 3/15/2005	717,269

		TOTAL	10,996,538

		Capital Goods - Aerospace & Defense--0.3%
1,400,000		Raytheon Co., Deb., 7.200%, 8/15/2027	1,504,874
2,425,000	[1]	Raytheon Co., Note, 6.750%, 8/15/2007	2,631,925

		TOTAL	4,136,799

		Capital Goods -- Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.75%, 3/15/2006	2,641,323
200,000		Vulcan Materials Co., 6.000%, 4/1/2009	211,804

		TOTAL	2,853,127

		Capital Goods - Construction Machinery--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	67,260
100,000		Ingersoll-Rand Co., Note, 6.510%, 12/1/2004	102,190

		TOTAL	169,450

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.4%
$500,000	[1]	Honeywell International, Inc., Bond, 6.125%, 11/1/2011	$532,825
2,000,000	[2]	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	1,871,340
1,600,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,682,096
1,000,000	[1]	Tyco International Group, Note, 5.800%, 8/1/2006	1,046,320

		TOTAL	5,132,581

		Capital Goods - Environmental--0.5%
1,000,000		Republic Services, Inc., 7.125%, 5/15/2009	1,114,460
400,000		Waste Management Inc., Sr. Note, 7.000%, 10/1/2004	406,772
1,300,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	1,431,586
1,000,000	[1]	Waste Management, Inc., 7.375%, 8/1/2010	1,123,480
2,048,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,289,377

		TOTAL	6,365,675

		Communications - Media & Cable--1.6%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,970,283
4,200,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.300%, 10/15/2006	4,592,700
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,268,237
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,890,035
2,480,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,799,697
2,000,000		Cox Communications, Inc., Unsecd. Note, 5.500%, 10/1/2015	1,911,640
3,150,000		Grupo Televisa S.A., Note, 8.000%, 9/13/2011	3,378,375

		TOTAL	19,810,967

		Communications - Media Non-Cable--0.8%
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,175,380
500,000		New York Times Co., Unsecd. Note, 7.625%, 3/15/2005	521,125
300,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	352,149
200,000		News America Holdings, Inc., Sr. Note, 8.500%, 2/15/2005	208,878
2,160,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,299,298
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,926,143

		TOTAL	9,482,973

		Communications - Telecom Wireless--0.6%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	610,755
3,200,000	[1]	AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	3,443,296
2,834,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,322,865

		TOTAL	7,376,916

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--2.2%
$250,000		360 Communications, Sr. Note, 7.500%, 3/1/2006	$269,305
410,000		CenturyTel, Inc., 8.375%, 10/15/2010	469,261
900,000		Citizens Communications Co., 9.000%, 8/15/2031	847,548
2,100,000		Citizens Communications Co., Note, 8.500%, 5/15/2006	2,240,784
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	105,161
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	975,520
320,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	334,957
350,000		GTE South, Inc., Bond, 6.125%, 6/15/2007	373,184
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	106,470
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	106,624
500,000		New York Telephone Co., Deb., 6.000%, 4/15/2008	534,845
200,000		Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026	210,768
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,328,150
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	3,543,240
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,940,250
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,160,326
500,000		Verizon Global Funding, Note, 7.250%, 12/1/2010	559,340

		TOTAL	27,105,733

		Consumer Cyclical - Automotive--3.6%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,874,087
100,000		Ford Holdings, Inc., Deb., 9.300%, 3/1/2030	109,152
200,000		Ford Motor Co., Deb., 6.500%, 8/1/2018	185,080
200,000		Ford Motor Co., Deb., 8.900%, 1/15/2032	214,886
3,475,000		Ford Motor Co., Unsecd. Note, 7.450%, 7/16/2031	3,315,463
1,000,000		Ford Motor Credit Co., 7.000%, 10/1/2013	1,006,440
250,000		Ford Motor Credit Co., Note, 6.200%, 1/23/2008	257,125
12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	12,591,600
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	212,126
400,000		Ford Motor Credit Co., Sr. Note, 5.800%, 1/12/2009	401,112
500,000		Ford Motor Credit Co., Unsecd. Note, 6.750%, 5/15/2005	518,130
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	210,658
1,100,000		General Motors Acceptance Corp., 4.500%, 7/15/2006	1,118,227
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	5,224,450
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	$2,024,000
1,000,000		General Motors Acceptance Corp., 7.500%, 7/15/2005	1,051,830
2,400,000		General Motors Acceptance Corp., 8.000%, 11/1/2031	2,425,560
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	418,568
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	194,670
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	10,485,708
100,000		General Motors Acceptance Corp., Note, 7.750%, 1/19/2010	108,302
100,000		General Motors Acceptance Corp., Sr. Note, Series SMN, 5.750%, 10/15/2008	99,505

		TOTAL	44,046,679

		Consumer Cyclical - Entertainment--0.7%
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,161,360
3,400,000		Carnival Corp., 3.750%, 11/15/2007	3,354,406
230,000	[2]	International Speedway Corp., 4.200%, 4/15/2009	225,874
1,170,000	[2]	International Speedway Corp., 5.400%, 4/15/2014	1,147,454
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,371,612

		TOTAL	8,260,706

		Consumer Cyclical - Retailers--0.5%
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,285,032
650,000		Target Corp., 5.400%, 10/1/2008	683,072
1,325,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	1,479,919
3,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	2,917,590

		TOTAL	6,365,613

		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,378,187

		Consumer Non-Cyclical - Consumer Products--0.3%
3,000,000		Alberto-Culver Co., Unsecd. Note, 8.250%, 11/1/2005	3,230,220

		Consumer Non-Cyclical - Food/Beverage--0.7%
850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	845,325
1,200,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,178,928
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,022,760
1,500,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	1,539,810
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	183,628
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	247,666

		TOTAL	8,018,117

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Healthcare--0.1%
$1,500,000		UnitedHealth Group, Inc., 7.500%, 11/15/2005	$1,607,940

		Consumer Non-Cyclical - Pharmaceuticals--0.3%
1,040,000		AstraZeneca PLC, 5.400%, 6/1/2014	1,056,453
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	440,964
50,000	[1]	Merck & Co., Inc., Note, 5.250%, 7/1/2006	52,323
100,000		Merck & Co., Inc., Sr. Deb., 6.400%, 3/1/2028	105,068
1,430,000		Wyeth, 6.500%, 2/1/2034	1,360,488

		TOTAL	3,015,296

		Consumer Non-Cyclical - Supermarkets--0.1%
1,000,000	[1]	Kroger Co., Company Guarantee, 7.450%, 3/1/2008	1,117,570

		Consumer Non-Cyclical - Tobacco--0.2%
885,000	[1]	Altria Group, Inc., 5.625%, 11/4/2008	870,167
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	922,437

		TOTAL	1,792,604

		Energy - Independent--0.8%
750,000		Anadarko Petroleum Corp., Unsecd. Note, 7.000%, 10/15/2006	816,427
2,300,000		Devon Financing Corp., 7.875%, 9/30/2031	2,646,403
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,083,330
1,650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,905,750
300,000		Questar Corp., Series MTNB, 6.570%, 9/26/2011	313,812
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	158,044
2,300,000	[2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,233,461

		TOTAL	9,157,227

		Energy - Integrated--1.7%
100,000		BP PLC, Deb., 8.750%, 3/1/2032	134,645
50,000		ChevronTexaco Corp., 5.700%, 12/1/2008	52,164
4,150,000	[1]	Conoco, Inc., 7.250%, 10/15/2031	4,691,409
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,562,118
4,418,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	5,007,847
4,000,000		Petro-Canada, Bond, 5.350%, 7/15/2033	3,465,320
1,200,000	[2]	Statoil ASA, 5.125%, 4/30/2014	1,183,368

		TOTAL	21,096,871

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.4%
$4,100,000		Valero Energy Corp., 7.500%, 4/15/2032	$4,534,395

		Financial Institution - Banking--4.7%
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,127,807
1,100,000		Bank One Corp., Note, 6.000%, 8/1/2008	1,175,295
500,000		Bank One Corp., Note, 7.600%, 5/1/2007	552,280
875,000		Bank of America Corp., 3.875%, 1/15/2008	877,879
400,000	[1]	Bank of America Corp., Sub. Note, 6.375%, 2/15/2008	431,248
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	54,151
366,000		Chase Manhattan Corp., 7.250%, 6/1/2007	401,820
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	273,672
775,000		Citicorp, Sub. Note, 7.000%, 7/1/2007	852,151
50,000		Citicorp, Sub. Note, Series F, 6.375%, 11/15/2008	54,098
50,000		Citigroup Global Markets Holdings, Inc., Note, 6.500%, 2/15/2008	54,333
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	106,054
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,561,169
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	157,522
1,000,000		Credit Suisse First Boston USA, Inc., Note, 6.500%, 1/15/2012	1,070,360
4,000,000		Crestar Financial Corp., Sub. Note, 8.750%, 11/15/2004	4,131,680
400,000		Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005	423,104
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,665,383
970,000		Fleet National Bank, Series BKNT, 5.750%, 1/15/2009	1,027,036
500,000		Household Finance Corp., 6.400%, 6/17/2008	540,165
4,000,000	[1]	Household Finance Corp., 7.000%, 5/15/2012	4,435,680
2,750,000		Household Finance Corp., Note, 6.750%, 5/15/2011	3,007,537
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	539,980
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	151,937
500,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	528,910
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,083,260
200,000		J.P. Morgan Chase & Co., Sub. Note, 6.000%, 2/15/2009	213,002
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	105,323
275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	285,453
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	1,900,700
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	3,062,907
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,405,930
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,449,029	[2]	Regional Diversified Funding, 9.250%, 3/15/2030	$1,628,809
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	322,497
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	335,604
500,000		SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008	541,570
470,000	[2]	Swedbank, Sub., 7.500%, 11/29/2049	510,871
100,000	[1]	U.S. Bancorp, Sub. Note, 8.000%, 7/2/2004	100,614
500,000		U.S. Bank N.A., Sub. Note, 5.700%, 12/15/2008	528,975
1,700,000		Union Planters Corp., 4.375%, 12/1/2010	1,658,112
300,000		Wachovia Corp., Note, 7.550%, 8/18/2005	318,285
395,000		Wachovia Corp., Sub. Note, 6.400%, 4/1/2008	427,038
4,730,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	5,257,915
4,000,000		Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	4,238,600
150,000		Washington Mutual Inc., Sub. Note, 7.875%, 9/1/2004	152,187
500,000		Wells Fargo Financial, Inc., 5.625%, 2/3/2009	529,660

		TOTAL	56,808,563

		Financial Institution - Brokerage--1.5%
2,300,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	2,388,987
100,000	[1]	Bear Stearns Cos., Inc., Note, 6.625%, 10/1/2004	101,615
200,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	218,186
500,000	[1]	Citigroup Global Markets Inc., Note, 6.875%, 6/15/2005	521,760
2,645,000	[2]	FMR Corp., Bond, 7.570%, 6/15/2029	3,068,121
750,000		Franklin Resources, Inc., 3.700%, 4/15/2008	737,333
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,359,825
100,000		Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	110,013
1,000,000		Goldman Sachs Group, Inc., Sr. Unsub., 6.650%, 5/15/2009	1,091,610
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,416,162
530,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 1/18/2012	576,942
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	106,402
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	451,228
250,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	305,243
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	355,667
1,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.000%, 2/17/2009	1,064,200
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	245,823
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	582,918
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,409,593

		TOTAL	18,111,628

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution -- Finance Non-captive--1.0%
$50,000		CIT Group, Inc., Note, 7.250%, 8/15/2005	$52,887
50,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	53,084
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	121,665
100,000	[1]	CIT Group, Inc., Sr. Note, 7.125%, 10/15/2004	102,067
3,850,000	[1]	Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,135,324
50,000		General Electric Capital Corp., 5.350%, 3/30/2006	52,323
250,000		General Electric Capital Corp., Note, Series MTNA, 4.625%, 9/15/2009	251,558
2,500,000	[1]	General Electric Co., Note, 5.000%, 2/1/2013	2,454,800
505,000		International Lease Finance Corp., Note, Series MTNN, 5.320%, 12/9/2007	526,801
2,050,000		MBNA Corp., 7.500%, 3/15/2012	2,326,443
1,500,000		SLM Corp., 5.625%, 4/10/2007	1,583,205
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	843,974

		TOTAL	12,504,131

		Financial Institution - Insurance - Life--0.8%
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,397,256
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	659,073
360,000	[2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	374,954
100,000		MetLife, Inc., Sr. Note, 6.125%, 12/1/2011	106,566
3,000,000	[2]	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,083,760
400,000		Principal Financial Group, 6.125%, 10/15/2033	386,964
150,000		Prudential Financial, Inc., 5.750%, 7/15/2033	137,826
1,000,000	[2]	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,065,910

		TOTAL	10,212,309

		Financial Institution - Insurance -- P&C--1.0%
400,000		Allstate Corp., Sr. Note, 7.875%, 5/1/2005	420,276
1,600,000	[2]	Liberty Mutual Group, Unsecd. Note, 7.000%, 3/15/2034	1,546,768
6,000,000	[2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,931,960
500,000	[1]	Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	523,905
950,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,063,392
1,000,000	[2]	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	1,002,060
1,550,000		Travelers Property Casualty Corp., Sr. Note, 5.000%, 3/15/2013	1,499,362
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	274,348

		TOTAL	12,262,071

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution -- REITS--0.2%
$2,300,000		EOP Operating LP, 8.375%, 3/15/2006	$2,509,599

		Foreign-Local-Government--0.5%
3,900,000		Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011	4,286,295
900,000	[1]	Ontario, Province of, 4.375%, 2/15/2013	863,568
1,000,000	[1]	Quebec, Province of, 5.500%, 4/11/2006	1,044,580

		TOTAL	6,194,443

		Sovereign--0.8%
400,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	3,853,115
3,880,000		KFW-Kredit Wiederaufbau, 2.700%, 3/1/2007	3,815,126
1,500,000	[1]	United Mexican States, 6.625%, 3/3/2015	1,507,500

		TOTAL	9,175,741

		State/Provincial--0.2%
2,600,000		New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006	1,892,185

		Technology--1.1%
2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,272,240
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	4,441,320
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	434,820
500,000		First Data Corp., Sr. Note, 5.625%, 11/1/2011	522,560
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	529,305
500,000		IBM Corp., 4.875%, 10/1/2006	518,705
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,440,870
300,000	[1]	IBM Corp., MTN, 5.400%, 10/1/2008	315,195
350,000		IBM Corp., Note, 5.375%, 2/1/2009	366,772
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	113,196
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,949,375

		TOTAL	13,904,358

		Transportation - Airlines--0.4%
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.920%, 11/18/2010	506,250
1,212,251		Northwest Airlines Corp., 7.935%, 4/1/2019	1,301,654
669,516		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	720,567
1,800,000	[1]	Southwest Airlines Co., 6.500%, 3/1/2012	1,907,262

		TOTAL	4,435,733

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.2%
$1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	$2,081,990

		Transportation - Services--0.4%
3,500,000	[2]	FedEx Corp., Unsecd. Note, 2.650%, 4/1/2007	3,409,805
650,000		Hertz Corp., 8.250%, 6/1/2005	682,955
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	589,551

		TOTAL	4,682,311

		Utility - Electric--1.6%
800,000		Alabama Power Co., 2.800%, 12/1/2006	791,624
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,356,600
3,000,000	[1]	American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	3,168,870
500,000		Baltimore Gas & Electric Co., Unsecd. Note, Series MTNG, 5.780%, 10/1/2008	533,220
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	227,500
500,000		Entergy Louisiana, Inc., 1st Mtg. Bond, 6.500%, 3/1/2008	507,285
939,483		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,000,549
250,000	[2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	259,783
250,000		National Rural Utilities Cooperative Finance Corp., MTN, 5.750%, 12/1/2008	264,258
2,050,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	2,210,413
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,407,100
1,400,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	1,313,032
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	324,864
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,981,720
400,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	401,936
850,000		Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007	926,636

		TOTAL	19,675,390

		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	220,124

		TOTAL CORPORATE BONDS (IDENTIFIED COST $389,266,941)	394,810,981

		ASSET-BACKED SECURITIES--0.2%
		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009	1,590,765

		Home Equity Loan--0.0%
270,074	[2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	273,998

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--0.0%
$398,824		Green Tree Financial Corp. 1999-5, Class B1, 9.200%, 4/1/2031	$26,047

		Rate Reduction Bond--0.0%
368,197		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	384,107

		Structured Product (ABS)--0.1%
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006	748,305

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,200,691)	3,023,222

		GOVERNMENT AGENCIES--8.6%
715,000		Federal Farm Credit System, 9.200%, 8/22/2005	775,561
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	432,189
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 9/22/2009	105,672
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	212,826
535,000		Federal Home Loan Bank System, Bond, Series NV09, 6.500%, 11/13/2009	587,869
140,000		Federal Home Loan Bank System, Bond, Series EA10, 7.625%, 5/14/2010	162,235
100,000		Federal Home Loan Bank System, Bond, Series VB09, 4.125%, 9/22/2009	100,833
1,500,000		Federal Home Loan Bank System, Series HS07, 2.500%, 6/18/2007	1,456,860
6,000,000	[1]	Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005	5,979,180
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	631,794
50,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.500%, 8/24/2016	50,557
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.500%, 3/28/2012	203,324
12,500,000		Federal National Mortgage Association, 3.250%, 1/15/2008	12,296,500
600,000	[1]	Federal National Mortgage Association, 3.875%, 3/15/2005	609,792
1,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	1,944,899
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,562,420
1,500,000	[1]	Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,481,460
1,000,000	[1]	Federal National Mortgage Association, Note, 4.250%, 7/15/2007	1,022,770
1,250,000	[1]	Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,287,675
600,000	[1]	Federal National Mortgage Association, Note, 5.000%, 1/15/2007	627,072
8,000,000	[1]	Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,384,000
38,000,000		Federal National Mortgage Association, Note, 2.500%, 8/11/2006	37,632,540
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.500%, 8/15/2004	1,920,824
70,000		Student Loan Marketing Association, Note, 7.300%, 8/1/2012	80,923
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,063,590

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $105,243,584)	104,613,365

Principal Amount			Value
		GOVERNMENTS/AGENCIES--2.8%
		Sovereign--2.8%
$4,600,000		Austria, Government of, Bond, 5.000%, 1/15/2008	$5,954,747
3,000,000		Canada, Government of, 5.000%, 9/1/2004	2,223,830
205,000		Canada, Government of, Bond, 5.500%, 6/1/2009	159,896
187,000		Canada, Government of, Deb., 6.500%, 6/1/2004	137,630
4,700,000		Germany, Government of, Bond, 4.000%, 2/16/2007	5,907,964
700,000		Germany, Government of, Bond, 5.000%, 1/4/2012	908,550
3,450,000		Italy, Government of, 4.500%, 5/1/2009	4,384,311
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	5,978,983
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	3,803,175
2,900,000		Norway, Government of, Foreign Gov't. Guarantee, 5.750%, 11/30/2004	439,195
3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	466,026
1,500,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	2,740,850
250,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	453,920

		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $27,214,315)	33,559,077

		U.S. TREASURY--8.6%
		U.S. Treasury Bonds--7.0%
36,900,000	[1]	United States Treasury Bond, 12.750%, 11/15/2010	42,406,218
3,700,000	[1]	United States Treasury Bond, 8.125%, 5/15/2021	4,871,272
1,300,000	[1]	United States Treasury Bond, 6.250%, 8/15/2023	1,432,028
1,343,000	[1]	United States Treasury Bond, 6.000%, 2/15/2026	1,439,521
300,000	[1]	United States Treasury Bond, 6.750%, 8/15/2026	350,907
2,200,000	[1]	United States Treasury Bond, 6.500%, 11/15/2026	2,502,500
4,935,000	[1]	United States Treasury Bond, 6.125%, 11/15/2027	5,379,940
8,000,000	[1]	United States Treasury Bond, 5.500%, 8/15/2028	8,061,280
2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	2,158,584
6,000,000	[1]	United States Treasury Bond, 6.250%, 5/15/2030	6,686,280
10,465,000	[1]	United States Treasury Bond, 5.375%, 2/15/2031	10,509,162

		TOTAL	85,797,692

		U.S. Treasury Notes--1.6%
19,000,000		United States Treasury Note, 4.750%, 5/15/2014	19,151,430

		TOTAL U.S. TREASURY (IDENTIFIED COST $104,821,800)	104,949,122

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corp.--0.0%
$643		Federal Home Loan Mortgage Corp., Pool G40281, 6.500%, 7/1/2004	$644

		Federal National Mortgage Assoc.--0.0%
78,831		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	84,570

		Government National Mortgage Assoc.--0.2%
147,140		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	157,991
8,382		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	9,146
32,352		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	34,698
3,846		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	4,130
8,453		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	9,066
3,154		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	3,434
749,856		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	781,261
27,234		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	28,868
42,284		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	44,055
10,266		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	10,677
716,464		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	671,907
384,196		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	408,688

		TOTAL	2,163,921

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,180,556)	2,249,135

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
		Federal Home Loan Mortgage Corp.--0.0%
659,825		Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.000%, 4/15/2023	684,423

		Federal National Mortgage Assoc.--0.0%
84,838		Federal National Mortgage Association, Series 1988-16, Class B, 9.500%, 6/25/2018	92,373
28,159		Federal National Mortgage Association, Series 1989-35, Class G, 9.500%, 7/25/2019	30,196

		TOTAL	122,569

		Non-Agency Mortgage--0.0%
62,036	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.59421%, 1/28/2025	47,554

		Structured Product (ABS)--0.9%
10,676,829		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.850%, 9/13/2045	10,454,217

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,545,494)	11,308,763

Shares or Principal Amount			Value
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, Quarterly Dividend (IDENTIFIED COST $1,003,086)	$1,086,750

		MUNICIPALS--0.1%
		Consumer Cyclical - Services--0.1%
$725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $766,355)	818,561

		MUTUAL FUNDS--51.7%[3]
1,912,585		Emerging Markets Fixed Income Core Fund	26,864,026
16,947,340		High Yield Bond Portfolio	114,564,013
38,763,159		Mortgage Core Portfolio	386,856,331
26,351,033		Prime Value Obligations Fund, IS Shares	26,351,033
74,631,058		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	74,631,058

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $629,153,641)	629,266,461

		TOTAL INVESTMENTS--105.7% (IDENTIFIED COST $1,274,396,463)[4]	1,285,685,437

		OTHER ASSETS AND LIABILITIES -- NET--(5.7)%	(69,830,233)

		TOTAL NET ASSETS--100%	$1,215,855,204

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $28,865,850 which represents 2.4% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,274,396,463.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ABS	--Asset-Backed Securities
MTN	--Medium Term Note
REITS	--Real Estate Investment Trust Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $629,266,461 of investments in affiliated issuers (Note 5) and $72,297,841 of securities loaned (identified cost $1,274,396,463)		$1,285,685,437
Cash denominated in foreign currency (identified cost $1,449,893)		1,460,517
Income receivable		8,173,466
Receivable for investments sold		24,548,564
Receivable for shares sold		1,758,586
Prepaid expenses		186,202

TOTAL ASSETS		1,321,812,772

Liabilities:
Payable for investments purchased	$24,382,257
Payable for shares redeemed	3,199,782
Payable to bank	916,119
Income distribution payable	2,563,552
Payable for collateral due to broker	74,631,058
Payable for distribution service fee (Note 5)	122,568
Payable for shareholder service fee (Note 5)	142,232

TOTAL LIABILITIES		105,957,568

Net assets for 114,788,354 shares outstanding		$1,215,855,204

Net Assets Consist of:
Paid-in capital		$1,207,675,252
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		11,300,614
Accumulated net realized loss on investments and foreign currency transactions		(3,171,050)
Undistributed net investment income		50,388

TOTAL NET ASSETS		$1,215,855,204

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($518,676,068 ÷ 48,969,025 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share	$10.59

Institutional Service Shares:
Net asset value per share ($487,151,247 ÷ 45,987,181 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share	$10.59

Class A Shares:
Net asset value per share ($62,332,366 ÷ 5,888,745 shares outstanding)	$10.59

Offering price per share (100/95.50 of $10.59)[1]	$11.09

Redemption proceeds per share	$10.59

Class B Shares:
Net asset value per share ($63,059,008 ÷ 5,953,362 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share (94.50/100 of $10.59)[1]	$10.01

Class C Shares:
Net asset value per share ($57,964,511 ÷ 5,472,264 shares outstanding)	$10.59

Offering price per share (100/99.00 of $10.59)[1]	$10.70

Redemption proceeds per share (99.00/100 of $10.59)[1]	$10.48

Class K Shares:
Net asset value per share ($26,672,004 ÷ 2,517,777 shares outstanding)	$10.59

Offering price per share	$10.59

Redemption proceeds per share	$10.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including income received from affiliated issuers of $14,453,889) (Note 5)		$14,453,889
Income allocated from partnership (Note 5)		1,095,688
Interest (including income on securities loaned of $39,557)		16,187,482

TOTAL INCOME		31,737,059

Expenses:
Investment adviser fee (Note 5)	$2,487,269
Administrative personnel and services fee (Note 5)	496,832
Custodian fees	35,004
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	112,201
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares (Note 5)	110,565
Transfer and dividend disbursing agent fees and expenses-- Class A Shares (Note 5)	36,322
Transfer and dividend disbursing agent fees and expenses-- Class B Shares (Note 5)	33,544
Transfer and dividend disbursing agent fees and expenses-- Class C Shares (Note 5)	21,431
Transfer and dividend disbursing agent fees and expenses-- Class K Shares (Note 5)	31,336
Directors'/Trustees' fees	5,371
Auditing fees	7,914
Legal fees	3,167
Portfolio accounting fees (Note 5)	101,701
Distribution services fee--Institutional Service Shares (Note 5)	614,566
Distribution services fee--Class A Shares (Note 5)	85,484
Distribution services fee--Class B Shares (Note 5)	255,638
Distribution services fee--Class C Shares (Note 5)	218,269
Distribution services fee--Class K Shares (Note 5)	54,166
Shareholder services fee--Institutional Shares (Note 5)	669,441
Shareholder services fee--Institutional Service Shares (Note 5)	614,566
Shareholder services fee--Class A Shares (Note 5)	85,484
Shareholder services fee--Class B Shares (Note 5)	85,212
Shareholder services fee--Class C Shares (Note 5)	72,756
Share registration costs	91,099

Statement of Operations-continued

Expenses--continued:
Printing and postage		$43,262
Insurance premiums		7,484
Taxes		47,295
Miscellaneous		3,472

EXPENSES BEFORE ALLOCATION		6,430,851

Expenses allocated from partnership (Note 5)		6,982

TOTAL EXPENSES		6,437,833

Waivers/Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,301,138)
Waiver of administrative personnel and services fee	(23,008)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(25,589)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(31,020)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(1,917)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(1,905)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(1,720)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(723)
Waiver of distribution services fee--Institutional Service Shares	(491,653)
Waiver of shareholder services fee--Institutional Shares	(669,441)

TOTAL WAIVERS AND REIMBURSEMENT		(2,548,114)

Net expenses			$3,889,719

Net investment income			27,847,340

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $582,770 on sales of investments in affiliated issuers (Note 5))			1,331,131
Net realized gain allocated from partnership			744,205
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(21,052,098)

Net realized and unrealized loss on investments and foreign currency transactions			(18,976,762)

Change in net assets resulting from operations			$8,870,578

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,847,340	$46,022,783
Net realized gain (loss) on investments including allocation from partnership and foreign currency transactions	2,075,336	4,748,084
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(21,052,098)	1,816,471

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,870,578	52,587,338

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,835,647)	(23,708,449)
Institutional Service Shares	(11,051,730)	(16,057,470)
Class A Shares	(1,459,335)	(3,308,045)
Class B Shares	(1,291,040)	(2,584,971)
Class C Shares	(1,107,044)	(959,987)
Class K Shares	(439,614)	(63,122)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,184,410)	(46,682,044)

Share Transactions:
Proceeds from sale of shares	271,863,366	623,887,408
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	6,840,796
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	64,075,774
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	--	1,277,385
Proceeds from shares issued in connection with the taxable transfer of assets from Founders	--	629,074
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Bank	--	16,177,030
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	79,497,244
Net asset value of shares issued to shareholders in payment of distributions declared	13,145,154	22,372,713
Cost of shares redeemed	(294,223,200)	(399,564,861)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	70,282,564	335,695,319

Change in net assets	50,968,732	341,600,613

Net Assets:
Beginning of period	1,164,886,472	823,285,859

End of period (including undistributed net investment income of $50,388 and $387,458, respectively)	$1,215,855,204	$1,164,886,472

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On June 23, 2003, the Fund received a tax-free transfer of assets from the United Trust Bank Fixed-Income Fund A Common Trust and United Trust Bank EB Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
Institutional Shares	620,199	$ 6,840,796	$ 429,746

Institutional Service Shares	5,809,227	$64,075,774	$3,972,294

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,063,163,494	$70,916,570	$1,134,080,064

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Government Securities-Personal Trust Common Trust Fund and a taxable transfer of assets from the Founders Government Securities-Retirement Trust Common Trust Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Service Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
118,058	58,140	$1,277,385	$629,074	$5,743

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,139,809,010	$1,906,459	$1,141,715,469

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Bond Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
1,495,104	$16,177,030	$537,833

Net Assets of Fund Prior to Combination	Net Assets of Riggs Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,126,454,883	$16,177,030	$1,142,631,913

1 Unrealized appreciation is included in the Tax-Free Transfer of Riggs Bond Fund Net Assets Received amount shown above.

On December 18, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
Institutional Service Shares	4,911,638	$50,694,544	$2,097,055

Class C Shares	2,698,226	$28,802,700	$ 298,971

Net Assets of Fund Prior to Combination	Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735	$79,497,244	$1,247,022,979

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding Federated Mortgage Core Portfolio is available upon request.

The Fund may also invest in Federated Core Trust II, (the "Core Trust II"), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the State of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from EMCORE. Additional information regarding EMCORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$72,297,841	$74,631,058

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Services Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class K Shares	1,000,000,000
TOTAL	6,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,456,922	$135,177,329	22,560,102	$244,230,985
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Employee Bond Fund	--	--	620,199	6,840,796
Shares issued to shareholders in payment of distributions declared	294,287	3,181,029	568,477	6,145,109
Shares redeemed	(11,151,531)	(120,516,310)	(18,056,517)	(194,521,811)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,599,678	$17,842,048	5,692,261	$62,695,079

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,986,884	$88,897,800	21,411,036	$231,051,666
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Fixed Income Fund A	--	--	5,809,227	64,075,774
Shares issued in connection with the tax-free transfer of assets from Founders Government Securities-Personal Trust	--	--	118,058	1,277,385
Shares issued in connection with the taxable Transfer of assets from Founders Government Securities-Retirement Trust	--	--	58,140	629,074
Shares issued in connection with the tax-free transfer of assets from Riggs Bond Fund	--	--	1,495,104	16,177,030
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	4,911,638	50,694,544	--	--
Shares issued to shareholders in payment of distributions declared	618,497	6,684,765	1,006,402	10,877,698
Shares redeemed	(8,690,786)	(93,960,312)	(12,576,112)	(135,877,771)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,826,233	$52,316,797	17,321,855	$188,210,856

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,768,369	$19,038,148	5,974,269	$64,560,078
Shares issued to shareholders in payment of distributions declared	108,433	1,172,297	258,708	2,795,022
Shares redeemed	(4,797,042)	(52,045,596)	(3,141,326)	(33,901,279)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,920,240)	$(31,835,151)	3,091,651	$33,453,821

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	422,549	$4,574,307	3,468,482	$37,554,448
Shares issued to shareholders in payment of distributions declared	86,883	939,350	171,604	1,854,378
Shares redeemed	(1,219,885)	(13,187,430)	(1,909,180)	(20,514,400)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(710,453)	$(7,673,773)	1,730,906	$18,894,426

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	725,269	$8,215,288	2,975,647	$32,309,877
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	2,698,226	28,802,700	--	--
Shares issued to shareholders in payment of distributions declared	67,527	729,892	58,988	637,389
Shares redeemed	(1,061,434)	(11,483,755)	(1,336,995)	(14,362,203)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,429,588	$26,264,125	1,697,640	$18,585,063

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,470,656	$15,960,494	1,318,135	$14,180,354
Shares issued to shareholders in payment of distributions declared	40,559	437,821	5,871	63,117
Shares redeemed	(281,365)	(3,029,797)	(36,079)	(387,397)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,229,850	$13,368,518	1,287,927	$13,856,074

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,454,656	$70,282,564	30,822,240	$335,695,319

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $1,274,396,463. The net unrealized appreciation of investments for federal tax purposes was $11,288,974. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,233,809 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,944,835.

At November 30, 2003, the Fund had a capital loss carryforward of $4,064,021 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Federated Mortgage Core Portfolio	$9,415,568

High-Yield Bond Portfolio	$4,776,422

Emerging Markets Fixed Income Core Fund	$1,095,688

Prime Value Obligations Fund	$261,899

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $10,999 in sales charges from the sale of Class A Shares. FSC also retained $941 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $16,705, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$265,091,223

Sales	$379,304,652

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28556 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004